Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Accounting Policies [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used to Compute Basic and Diluted Net Income/(Loss) per Share
The table belo
w presents a reconciliation of the numerator and denominator used to compute basic and diluted net income/(loss) per share for each class of common stock:

	For the Three Months Ended September 30, 2021		For the period from July 21, 2020 (inception) through September 30, 2020		For the Nine Months Ended September 30, 2021		For the period from July 21, 2020 (inception) through September 30, 2020
	Class A	Class F	Class A	Class F	Class A	Class F	Class A	Class F
Basic and diluted net income/(loss) per share:
Numerator:
Allocation of net loss including accretion of temporary equity	$(4,706,930)	$(1,176,733)	$—	$(21,745)	$(36,043,721)	$(9,813,491)	$—	$(21,745)

Denominator:
Weighted-average shares outstanding	45,000,000	11,250,000	—	11,500,000	41,538,462	11,309,524	—	11,500,000
Basic and diluted net loss per share	$(0.10)	$(0.10)	$—	$(0.00)	$(0.87)	$(0.87)	$—	$(0.00)